FINANCE LEASES - Outstanding obligations under capital leases (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finance Lease Liabilities, Payments, Due [Abstract]
2024 (remaining six months)	$ 12,169
2025	22,551
2026	20,617
2027	20,617
2028	12,320
Minimum lease payments	88,274
Less: imputed interest	(10,457)
Present value of obligations under finance leases	$ 77,817	$ 87,588